LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 27,942	$ 15,970
Current	5,880,281	5,603,463
Loans and Leases Receivable, Gross	5,908,223	5,619,433
Purchased impaired loans, carrying balance	104,960	138,049
Total loans and leases	6,013,183	5,757,482
Greater than 90 days past due and still accruing	62	2,871
30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	6,896	3,668
60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	3,179	702
Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	17,867	11,600
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	7,490	2,804
Current	1,901,821	1,773,939
Loans and Leases Receivable, Gross	1,909,311	1,776,743
Purchased impaired loans, carrying balance	3,432	5,205
Total loans and leases	1,912,743	1,781,948
Greater than 90 days past due and still accruing	0	0
Commercial | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	755	1,257
Commercial | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,657	208
Commercial | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	5,078	1,339
Lease financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	485	252
Current	88,862	92,856
Loans and Leases Receivable, Gross	89,347	93,108
Purchased impaired loans, carrying balance	0	0
Total loans and leases	89,347	93,108
Greater than 90 days past due and still accruing	0	0
Lease financing | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	485	137
Lease financing | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Lease financing | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	115
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	234	0
Current	467,216	398,877
Loans and Leases Receivable, Gross	467,450	398,877
Purchased impaired loans, carrying balance	280	557
Total loans and leases	467,730	399,434
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	234	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	0	0
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	10,694	6,500
Current	2,419,969	2,339,327
Loans and Leases Receivable, Gross	2,430,663	2,345,827
Purchased impaired loans, carrying balance	59,428	81,750
Total loans and leases	2,490,091	2,427,577
Greater than 90 days past due and still accruing	0	2,729
Commercial real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,716	777
Commercial real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	201	134
Commercial real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	8,777	5,589
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	3,329	3,239
Current	430,500	450,631
Loans and Leases Receivable, Gross	433,829	453,870
Purchased impaired loans, carrying balance	37,562	47,110
Total loans and leases	471,391	500,980
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	526	821
Residential real estate | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	811	37
Residential real estate | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,992	2,381
Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	4,863	2,116
Current	485,127	456,143
Loans and Leases Receivable, Gross	489,990	458,259
Purchased impaired loans, carrying balance	3,614	2,129
Total loans and leases	493,604	460,388
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	2,716	195
Home equity | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	394	145
Home equity | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	1,753	1,776
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	413	283
Current	40,529	49,058
Loans and Leases Receivable, Gross	40,942	49,341
Purchased impaired loans, carrying balance	644	1,298
Total loans and leases	41,586	50,639
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	179	24
Installment | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	29	1
Installment | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	205	258
Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	434	776
Current	46,257	42,632
Loans and Leases Receivable, Gross	46,691	43,408
Purchased impaired loans, carrying balance	0	0
Total loans and leases	46,691	43,408
Greater than 90 days past due and still accruing	62	142
Credit card | 30 to 59 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	285	457
Credit card | 60 to 89 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	87	177
Credit card | Greater than 90 days past due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing receivables, Past Due	$ 62	$ 142